Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Capital stock	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)
Number of shares outstanding at beginning of period (shares) at Dec. 31, 2023		25,410,151
Equity at beginning of period at Dec. 31, 2023	$ 305,705	$ 434,764	$ 35,281	$ (89,402)	$ (74,938)
Shares acquired for equity incentive plan (shares)		(26,321)
Shares acquired for equity incentive plan	(963)	$ (963)
Shares issued and released on equity incentive plans (shares)		479,211
Shares issued and released on equity incentive plans	1,720	$ 18,348	(16,628)
Shares acquired and canceled under normal course issuer bid (shares)		(48,182)
Shares acquired and canceled under normal course issuer bid	(2,022)	$ (2,022)
Foreign currency translation gain (loss)	(20,553)				(20,553)
Stock-based compensation	17,614		17,614
Dividends declared	(27,147)			(27,147)
Net income	49,294			49,294
Number of shares outstanding at end of period (shares) at Dec. 31, 2024		25,814,859
Equity at end of period at Dec. 31, 2024	323,648	$ 450,127	36,267	(67,255)	(95,491)
Shares issued and released on equity incentive plans	(1,283)		(1,283)
Shares acquired and canceled under normal course issuer bid (shares)		(28,601)
Shares acquired and canceled under normal course issuer bid	(1,552)	$ (1,552)
Foreign currency translation gain (loss)	12,553				12,553
Stock-based compensation	73		73
Dividends declared	(33,539)			(33,539)
Net income	67,345			67,345
Number of shares outstanding at end of period (shares) at Dec. 31, 2025		25,786,258
Equity at end of period at Dec. 31, 2025	$ 367,245	$ 448,575	$ 35,057	$ (33,449)	$ (82,938)